Revenues: (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Airport services		$ 259,612	$ 230,344	$ 193,789
Total revenue		12,589,818	9,753,491	8,994,597
Regulated Services [Member]
Airport services	[1]	6,743,831	4,762,538	4,115,738
Non-Regulated Services [Member]
Access fees on non-permanent ground transportation		47,756	42,917	38,476
Car parking and related access fees		183,977	83,493	75,846
Other access fees		11,130	8,634	4,879
Commercial services	[2]	3,645,797	2,646,134	2,096,226
Other services		113,111	92,821	82,725
Total non-regulated services	[3]	4,001,771	2,873,999	2,298,152
Construction Services [Member]
Construction services		$ 1,844,216	$ 2,116,954	$ 2,580,707

[1]	(*) In 2017, this line in the statement of income includes regulated services from Aerostar of Ps.939,042 and from Airplan of Ps.225,693, once they were incorporated into the Company's financial statements as of June 1, 2017 and October 19, 2017, respectively.
[2]	(**) Commercial revenues do not include access fees and car parking.
[3]	(***) This line, in the statement of income, includes the items of complementary and airport services that amount to a total of Ps.193,789, Ps.230,344 and Ps.259,612 in 2015, 2016 and 2017, respectively.